[MATTERHORN LOGO]


Dear Shareholders,

The year 1998 was not particularly kind to growth funds with a value portfolio. Nevertheless, we are pleased to report The Matterhorn Growth Fund had a 3.80% gain in net asset value per share for the six months ending December 31, 1998. This is reflective of our conservative outlook while opting for quality investments rather than currently in vogue and volatile over valued securities.

The trend toward free-market economies and free trade on a world wide basis, combined with the impact of the continuing revolution in communications, leads us to believe that economic growth can continue with low inflation and moderate interest rates. We believe this favorable environment for equities will result in a continuation of the secular bull market. This economic environment will also continue to create new investment opportunities for the Fund.

In our philosophy of selectivity in choosing the Funds investments, a chief consideration is the size of the discount of market price relative to the economic value of each security. The Fund's Adviser believes that over time, market price and value converge and that investment in securities priced significantly below long term value present the best opportunity to achieve long term capital appreciation. We will strive to maintain self control in decision making and err on the part of conservatism as we work to attain a suitable return on investment.

Thank you for your continued confidence.

Sincerely Yours,


/s/ Gregory A. Church                       /s/ Sheldon E. Goldberg

Gregory A. Church                           Sheldon E. Goldberg
President                                   Chairman
The Matterhorn Growth Fund, Inc.            Matterhorn Asset Management Corp.
President
Matterhorn Asset Management Corp.

                        The Matterhorn Growth Fund, Inc.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 92.4%                          Market Value
--------------------------------------------------------------------------------
                     BANKING: 10.0%
       4,860         Bank One Corp.............................       $ 248,164
       6,000         First Security Corp.......................         139,875
       2,500         Mellon Bank Corp..........................         171,875
       6,000         Summit Bancorp............................         262,125
                                                                    ------------
                                                                        822,039
                                                                    ------------
                     BEVERAGE: 3.4%
       7,000         PepsiCo Inc...............................         286,562
                                                                    ------------
                     CHEMICALS: 5.8%
       6,000         Monsanto Co...............................         285,000
       8,000         Morton International, Inc.................         196,000
                                                                    ------------
                                                                        481,000
                                                                    ------------
                     DIVERSIFIED OPERATIONS: 5.6%
       6,000         AlliedSignal Inc..........................         265,875
       3,500         FMC Corp.*................................         196,000
                                                                    ------------
                                                                        461,875
                                                                    ------------
                     ELECTRICAL EQUIPMENT: 5.6%
       7,000         Corning, Inc..............................         315,000
      10,000         Thermo Electron Corp.*....................         150,625
                                                                    ------------
                                                                        465,625
                                                                    ------------
                     HOUSEHOLD PRODUCTS: 6.8%
       5,000         Gillette Company..........................         241,563
       6,000         Kimberly-Clark Corp.......................         327,000
                                                                    ------------
                                                                        568,563
                                                                    ------------
                     INSURANCE: 2.8%
       5,000         NAC Re Corp...............................         234,688
                                                                    ------------
                     MEDIA AND ENTERTAINMENT: 2.8%
       5,000         MediaOne Group, Inc.*.....................         235,000
                                                                    ------------
                     NEWSPAPERS: 4.6%
      10,000         A.H. Belo Corp., Class A..................         199,375
       3,500         Media General, Class A....................         185,500
                                                                    ------------
                                                                        384,875
                                                                    ------------
2

                        The Matterhorn Growth Fund, Inc.

--------------------------------------------------------------------------------
      Shares                                                       Market Value
--------------------------------------------------------------------------------
                     OFFICE EQUIPMENT: 18.1%
       5,000         Computer Associates Int'l. Inc............       $ 213,125
       4,000         Hewlett-Packard Co........................         273,250
       3,500         LSI Logic Corp.*..........................          56,438
       7,000         Sun Microsystems, Inc.*...................         598,937
       3,100         Xerox Corp................................         365,800
                                                                    ------------
                                                                      1,507,550
                                                                    ------------
                     PHARMACEUTICALS: 17.5%
       6,000         Eli Lilly & Co............................         533,250
       6,000         Johnson & Johnson.........................         503,250
       6,000         SmithKline Beecham ADR....................         417,000
                                                                    ------------
                                                                      1,453,500
                                                                    ------------
                     POLLUTION CONTROL: 2.2%
       8,000         U.S. Filter Corp.*........................         183,000
                                                                    ------------
                     RAILROADS: 2.7%
       5,000         Union Pacific Corp........................         225,312
                                                                    ------------
                     RESTAURANTS: 3.9%
      15,000         Wendy's International.....................         327,187
                                                                    ------------
                     RETAIL: 0.5%
       6,000         Heilig Meyers Co..........................          40,125
                                                                    ------------
                     TELECOMMUNICATION: 0.1%
         136         U.S. West Inc.............................           8,789
                                                                    ------------
                     Total Common Stocks (cost $6,360,430).....       7,685,690
                                                                    ------------
Principal Amount     REPURCHASE AGREEMENT: 10.9%
--------------------------------------------------------------------------------
    $903,000         Star Bank Repurchase Agreement, 3.5%, due
                     1/4/1999, collateralized by $1,195,000
                     GNMA, 5.5%, due 5/20/2024 (proceeds
                     $903,351) (cost $903,000).................         903,000
                                                                    ------------

                        The Matterhorn Growth Fund, Inc.

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENT IN SECURITIES (cost $7,263,430+): 103.3%...............          $ 8,588,690
                     Liabilities in excess of other assets: (3.3)%...........................             (274,854)
                                                                                                       ------------
                     Total Net Assets: 100.0%................................................          $ 8,313,836
                                                                                                       ===========

*Non-income producing security.

+ At December 31, 1998, the cost of securities for Federal tax purposes was the same.  Unrealized  appreciation and depreciation of securities, based on cost for Federal income tax purposes, were as follows:

                     Gross unrealized appreciation...........................................          $ 1,749,158
                     Gross unrealized depreciation..........................................              (423,898)
                                                                                                       -----------
                           Net unrealized appreciation.......................................          $ 1,325,260
                                                                                                       ===========

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1998 (UNAUDITED)
------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $7,263,430)   $ 8,588,690
      Cash ...........................................................           819
      Receivables:
            Fund shares sold .........................................           138
            Dividends and interest ...................................         8,181
      Prepaid expenses ...............................................         5,425
      Other assets ...................................................         2,465
                                                                         -----------
                  Total assets .......................................     8,605,718
                                                                         -----------
LIABILITIES
      Payables:
            Fund shares redeemed .....................................         2,251
            Investment securities purchased ..........................       208,888
      Due to Adviser (Note 3) ........................................         6,928
      Due to Distributors (Note 3) ...................................         1,732
      Other accrued expenses .........................................        72,083
                                                                         -----------
                  Total liabilities ..................................       291,882
                                                                         -----------

NET ASSETS ...........................................................   $ 8,313,836
                                                                         ===========
      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            ($8,313,836/1,260,569 shares outstanding;
            100,000,000 shares authorized with $.001 par value) ......         $6.60
                                                                               =====

COMPONENTS OF NET ASSETS
      Paid-in capital ................................................   $ 7,275,262
      Accumulated net investment loss ................................      (224,234)
      Accumulated net realized loss on investments ...................       (62,452)
      Net unrealized appreciation on investments .....................     1,325,260
                                                                         -----------
                  Net assets .........................................   $ 8,313,836
                                                                         ===========

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

STATEMENT OF OPERATIONS - PERIOD ENDED DECEMBER 31, 1998 (UNAUDITED)
----------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividend .................................................   $  47,850
            Interest .................................................      21,650
                                                                         ---------
                  Total investment income ............................      69,500
                                                                         ---------
      Expenses
            Advisory fees (Note 3) ...................................      40,799
            Transfer agent fees ......................................      26,438
            Administration fees (Note 3) .............................      20,165
            Officer's salary .........................................      17,815
            12b-1 expense (Note 3) ...................................      10,200
            Accounting fees ..........................................       9,629
            Reports to shareholders ..................................       8,052
            Auditing fees ............................................       8,082
            Registration fees ........................................       8,052
            Directors fees ...........................................       7,239
            Custody fees .............................................       6,820
            Legal fees ...............................................       5,840
            Insurance ................................................         504
            Miscellaneous ............................................       3,548
                                                                         ---------
                  Total expenses .....................................     173,183
                                                                         ---------
                  NET INVESTMENT LOSS ................................    (103,683)
                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on investments ...............................    (149,691)
      Net change in unrealized appreciation of investments ...........     514,269
                                                                         ---------
            Net realized and unrealized gain on investments ..........     364,578
                                                                         ---------
                  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 260,895
                                                                         =========

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                     For the Six Months       Year
                                                                            Ended             Ended
                                                                     December 31, 1998#   June 30, 1998
-------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment loss ...............................................      $  (103,683)      $  (120,551)
Net realized gain (loss) on investments ...........................         (149,691)        1,374,530
Net change in unrealized appreciation (depreciation) of investments          514,269          (278,775)
                                                                         -----------       -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........          260,895           975,204
                                                                         -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investments ..................................       (1,068,302)         (345,985)
                                                                         -----------       -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .........................................           87,506           491,467
Net asset value of shares issued on reinvestment of distributions .          993,642           320,389
Cost of shares redeemed ...........................................         (983,066)       (1,630,737)
                                                                         -----------       -----------
      NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS .....           98,082          (818,881)
                                                                         -----------       -----------

            TOTAL DECREASE IN NET ASSETS ..........................         (709,325)         (189,662)

NET ASSETS
Beginning of period ...............................................        9,023,161         9,212,823
                                                                         -----------       -----------
END OF PERIOD .....................................................      $ 8,313,836       $ 9,023,161
                                                                         ===========       ===========

CHANGE IN SHARES
Shares sold .......................................................           12,205            69,763
Shares issued on reinvestment of distributions ....................          151,701            47,819
Shares redeemed ...................................................         (141,513)         (230,954)
                                                                         -----------       -----------
Net increase (decrease) ...........................................           22,393          (113,372)
                                                                         ===========       ===========

#Unaudited.

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended                 Years Ended June 30,
                                                December 31,  --------------------------------------------------
                                                    1998#      1998       1997      1996(a)     1995       1994
                                                   ------     ------     ------     ------     ------     ------
Net asset value, beginning of period........       $ 7.29     $ 6.82     $ 7.00     $ 6.88     $ 5.87     $ 7.09
                                                   ------     ------     ------     ------     ------     ------
Income from investment operations:
   Net investment loss .....................         (.08)      (.11)      (.07)      (.12)      (.17)      (.17)
   Net realized and unrealized gain
     on investments.........................          .35        .85        .74        .85       1.28        .71
                                                   ------     ------     ------     ------     ------     ------
Total from investment operations............          .27        .74        .67        .73       1.11        .54
                                                   ------     ------     ------     ------     ------     ------
Less distributions:
   From net realized gains..................         (.96)      (.27)      (.85)      (.61)      (.10)     (1.76)
                                                   ------     ------     ------     ------     ------     ------
Total distributions.........................         (.96)      (.27)      (.85)      (.61)      (.10)     (1.76)
                                                   ------     ------     ------     ------     ------     ------
Net asset value, end of period..............       $ 6.60     $ 7.29     $ 6.82     $ 7.00     $ 6.88     $ 5.87
                                                   ======     ======     ======     ======     ======     ======
Total return ...............................         3.80%     11.22%     10.81%     11.60%     19.32%      5.60%
Ratios/supplemental data:
Net assets, end of period (000's omitted)...       $8,314     $9,023     $9,213     $8,816     $8,993     $8,201
                                                   ======     ======     ======     ======     ======     ======
Ratio to average net assets:
   Expenses (excluding interest) ...........         4.25%+     3.65%      4.00%      4.21%      4.62%      4.87%
   Interest expense.........................          .00        .00        .00        .02        .56        .14
                                                   ------     ------     ------     ------     ------     ------
   Total expenses, net of reimbursement.....         4.25%      3.65%      4.00%**    4.23%      5.18%      5.01%
                                                   ======     ======     ======     ======     ======     ======
   Net investment loss......................        (2.54)%+   (1.32)%    (1.23)%    (1.64)%    (2.50)%    (2.77)%
                                                   ======     ======     ======     ======     ======     ======
Portfolio turnover rate ....................        41.70%    115.28%    137.38%     88.32%     72.11%    160.06%

BANK LOANS
Amount outstanding at end of period (000)...          $--        $--        $--      $ --       $ 366      $  27
Average amount of bank loans outstanding
   during the period (monthly average) (000)          $--        $--        $--      $  12      $ 456      $  44
Average number of shares outstanding during
   the period (monthly average) (000)*......           --         --         --      1,306      1,369      1,268
Average amount of debt per share during
   the period...............................          $--        $--        $--      $ .01      $ .33      $ .03

#Unaudited.

+Annualized.

* Based on average month-end shares outstanding.

** In the absence of the expense reimbursement, expenses would have been 4.17% of average net assets for the year ended June 30, 1997.

(a) On March 15, 1996, the investment adviser changed, and Matterhorn Asset Management Corporation became the Fund's investment adviser.

See Notes to Financial Statements.

                        The Matterhorn Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Matterhorn Growth Fund, Inc. (the "Fund") is a Maryland corporation incorporated on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION. Investments in securities are valued daily based upon the closing market prices for those securities traded on national securities exchanges, or if there has been no sale that day at the mean between the last bid and asked prices, and at the closing bid price for those securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on the amortized cost basis. All other securities and assets are valued at fair value, as determined in good faith by the Board of Directors.

      B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date, and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is determined on a first-in, first-out basis for both financial statement and Federal income tax purposes.

           It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

      C. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

      D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

      E. USE OF ESTIMATES. The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.
           Actual results could differ from those estimates.

                        The Matterhorn Growth Fund, Inc.

--------------------------------------------------------------------------------
NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fees paid to the Adviser for the six months ended December 31, 1998 totaled $40,799.

           The Fund is responsible for its own operating expenses, as defined.

      B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") and Cumberland Brokerage Corporation ("Cumberland") act as co-distributors for shares of the Fund pursuant to a Distribution Agreement. Bainbridge and Cumberland are affiliates of the Adviser.

      C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge and Cumberland an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge and Cumberland as compensation for their services rendered.

      D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Investment Company Administration, L.L.C. ("Administrator" or "ICA"), the Fund pays ICA a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets, subject to minimum annual fees of $40,000.

      E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Total fees paid to Directors for the six months ended December 31, 1998 are included in the "Statement of Operations". Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and co-distributors.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the six  months  ended  December  31,  1998,  purchases  and  sales of
securities   other  than  short-term   securities   aggregated   $3,047,401  and
$4,438,344, respectively.

                               INVESTMENT ADVISER

                     Matterhorn Asset Management Corporation
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                 CO-DISTRIBUTORS

                           Bainbridge Securities Inc.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                        Cumberland Brokerage Corporation
                                614 Landis Avenue
                           Vineland, New Jersey 08360

                                    CUSTODIAN

                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Happauge, New York 11788
                                 1-800-637-3901

   This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                               [MATTERHORN LOGO]


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 1998